Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.61%
Communication services: 0.44%
Entertainment: 0.44%
Lions Gate Entertainment Corp. Class B†	271,225	$2,462,723
Consumer discretionary: 8.30%
Broadline retail: 0.86%
Ollie’s Bargain Outlet Holdings, Inc.†	60,317	4,835,614
Hotels, restaurants & leisure: 2.45%
Bowlero Corp. Class A	130,384	1,623,281
International Game Technology PLC	283,506	7,702,858
Papa John’s International, Inc.	61,893	4,449,487
		13,775,626
Household durables: 0.84%
Skyline Champion Corp.†	56,153	4,705,060
Specialty retail: 3.44%
Academy Sports & Outdoors, Inc.	69,975	5,228,532
Boot Barn Holdings, Inc.†	38,976	3,605,280
Burlington Stores, Inc.†	17,835	3,657,958
Five Below, Inc.†	26,557	5,329,459
Monro, Inc.	44,763	1,502,694
		19,323,923
Textiles, apparel & luxury goods: 0.71%
On Holding AG Class A†	114,330	4,003,837
Consumer staples: 5.12%
Consumer staples distribution & retail : 1.31%
Performance Food Group Co.†	95,660	7,343,818
Food products: 2.00%
Lamb Weston Holdings, Inc.	53,868	5,505,848
SunOpta, Inc.†	385,190	2,707,886
TreeHouse Foods, Inc.†	84,263	3,015,773
		11,229,507
Personal care products: 1.81%
e.l.f. Beauty, Inc.†	48,840	10,184,605
Energy: 1.37%
Energy equipment & services: 0.93%
ChampionX Corp.	167,966	5,217,024
Oil, gas & consumable fuels: 0.44%
Callon Petroleum Co.†	80,659	2,513,335
Financials: 11.80%
Banks: 1.00%
Triumph Financial, Inc.†	74,948	5,621,100
See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 1

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Capital markets: 2.81%
Evercore, Inc. Class A	33,020	$6,177,382
Stifel Financial Corp.	94,378	7,159,515
Virtu Financial, Inc. Class A	135,113	2,438,790
		15,775,687
Financial services: 3.48%
Essent Group Ltd.	98,665	5,285,484
Flywire Corp.†	192,454	5,463,769
Shift4 Payments, Inc. Class A†	47,260	3,885,717
WEX, Inc.†	22,489	4,941,508
		19,576,478
Insurance: 4.51%
BRP Group, Inc. Class A†	277,055	7,707,670
Palomar Holdings, Inc.†	59,701	4,545,634
Ryan Specialty Holdings, Inc.†	133,774	7,007,082
Skyward Specialty Insurance Group, Inc.†	166,910	6,107,237
		25,367,623
Health care: 21.10%
Biotechnology: 7.76%
ADMA Biologics, Inc.†	448,735	2,405,220
Amicus Therapeutics, Inc.†	320,016	4,102,605
Blueprint Medicines Corp.†	40,905	3,825,436
Cytokinetics, Inc.†	61,147	4,417,259
Dynavax Technologies Corp.†	253,579	3,212,846
Insmed, Inc.†	139,799	3,875,228
Ionis Pharmaceuticals, Inc.†	57,068	2,580,044
Kiniksa Pharmaceuticals Ltd. Class A†	113,640	2,402,350
Myriad Genetics, Inc.†	144,958	3,033,971
Neurocrine Biosciences, Inc.†	29,203	3,808,071
Sarepta Therapeutics, Inc.†	16,672	2,132,349
SpringWorks Therapeutics, Inc.†	53,260	2,623,588
Syndax Pharmaceuticals, Inc.†	94,139	2,206,618
Ultragenyx Pharmaceutical, Inc.†	57,374	2,967,383
		43,592,968
Health care equipment & supplies: 4.99%
Axonics, Inc.†	61,371	4,169,546
CONMED Corp.	45,165	3,627,653
Glaukos Corp.†	42,074	3,727,336
Haemonetics Corp.†	67,949	4,958,918
iRhythm Technologies, Inc.†	33,274	3,947,960
Neogen Corp.†	272,240	4,679,805
TransMedics Group, Inc.†	36,250	2,958,000
		28,069,218
Health care providers & services: 2.13%
HealthEquity, Inc.†	52,915	4,371,308
See accompanying notes to portfolio of investments
2 | Allspring Small Company Growth Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Health care providers & services(continued)
Privia Health Group, Inc.†	122,548	$2,735,271
U.S. Physical Therapy, Inc.	45,645	4,850,694
		11,957,273
Health care technology: 1.52%
Evolent Health, Inc. Class A†	145,089	4,919,968
Phreesia, Inc.†	147,169	3,642,433
		8,562,401
Life sciences tools & services: 4.17%
Adaptive Biotechnologies Corp.†	179,264	736,775
Avantor, Inc.†	310,320	7,646,285
Azenta, Inc.†	46,248	3,013,057
BioLife Solutions, Inc.†	141,232	2,386,821
ICON PLC†	30,055	9,636,234
		23,419,172
Pharmaceuticals: 0.53%
Axsome Therapeutics, Inc.†	36,864	2,999,992
Industrials: 24.52%
Aerospace & defense: 1.19%
AAR Corp.†	49,005	3,272,554
Kratos Defense & Security Solutions, Inc.†	186,977	3,410,460
		6,683,014
Air freight & logistics: 0.57%
GXO Logistics, Inc.†	61,310	3,173,406
Building products: 3.49%
Advanced Drainage Systems, Inc.	34,062	5,560,281
AZEK Co., Inc.†	95,256	4,582,766
Masonite International Corp.†	39,207	5,106,320
Zurn Elkay Water Solutions Corp.	137,833	4,376,198
		19,625,565
Commercial services & supplies: 1.70%
Montrose Environmental Group, Inc.†	107,156	4,434,115
Openlane, Inc.†	169,019	2,580,920
RB Global, Inc.	33,757	2,562,494
		9,577,529
Construction & engineering: 1.86%
Dycom Industries, Inc.†	43,291	5,475,879
MYR Group, Inc.†	30,620	4,974,525
		10,450,404
See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 3

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Electrical equipment: 1.45%
Atkore, Inc.	30,109	$5,100,465
Generac Holdings, Inc.†	27,310	3,072,648
		8,173,113
Ground transportation: 1.24%
Knight-Swift Transportation Holdings, Inc.	74,031	4,170,906
Schneider National, Inc. Class B	118,616	2,793,407
		6,964,313
Machinery: 3.54%
Chart Industries, Inc.†	37,342	5,334,678
Flowserve Corp.	80,047	3,387,589
SPX Technologies, Inc.†	58,755	6,885,498
Wabash National Corp.	156,784	4,277,068
		19,884,833
Professional services: 7.68%
ASGN, Inc.†	72,823	7,232,780
FTI Consulting, Inc.†	34,098	7,054,194
ICF International, Inc.	53,163	8,232,291
KBR, Inc.	118,808	7,132,044
SS&C Technologies Holdings, Inc.	117,759	7,508,314
Verra Mobility Corp.†	278,013	6,010,641
		43,170,264
Trading companies & distributors: 1.80%
Boise Cascade Co.	31,988	4,347,489
Core & Main, Inc. Class A†	121,090	5,779,626
		10,127,115
Information technology: 20.58%
Communications equipment: 1.75%
Ciena Corp.†	118,478	6,750,877
Lumentum Holdings, Inc.†	63,756	3,090,253
		9,841,130
Electronic equipment, instruments & components: 2.66%
Advanced Energy Industries, Inc.	41,000	4,149,200
Itron, Inc.†	48,122	4,459,947
PAR Technology Corp.†	73,381	3,215,555
Rogers Corp.†	28,068	3,145,581
		14,970,283
Semiconductors & semiconductor equipment: 2.57%
FormFactor, Inc.†	68,630	2,953,149
Onto Innovation, Inc.†	24,864	4,578,954
Synaptics, Inc.†	31,184	3,121,518
Teradyne, Inc.	36,676	3,799,267
		14,452,888
See accompanying notes to portfolio of investments
4 | Allspring Small Company Growth Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Software: 12.73%
BILL Holdings, Inc.†	38,683	$2,449,794
Box, Inc. Class A†	234,836	6,056,420
Confluent, Inc. Class A†	130,210	4,410,213
CyberArk Software Ltd.†	24,212	6,386,157
DoubleVerify Holdings, Inc.†	91,931	2,839,749
HashiCorp, Inc. Class A†	135,421	3,530,425
Jamf Holding Corp.†	243,088	4,373,153
JFrog Ltd.†	141,712	6,347,281
LiveRamp Holdings, Inc.†	108,017	3,778,435
Nutanix, Inc. Class A†	90,829	5,736,760
PagerDuty, Inc.†	166,109	4,013,193
PTC, Inc.†	52,359	9,582,221
Sprout Social, Inc. Class A†	67,812	4,192,138
Varonis Systems, Inc.†	109,718	5,573,674
Zuora, Inc. Class A†	278,643	2,251,435
		71,521,048
Technology hardware, storage & peripherals: 0.87%
Pure Storage, Inc. Class A†	93,104	4,901,926
Materials: 2.90%
Chemicals: 2.16%
Element Solutions, Inc.	334,225	7,854,287
Orion SA	189,681	4,275,410
		12,129,697
Metals & mining: 0.74%
Steel Dynamics, Inc.	31,250	4,181,875
Real estate: 1.48%
Hotel & resort REITs: 0.85%
Ryman Hospitality Properties, Inc.	40,266	4,770,716
Real estate management & development: 0.63%
DigitalBridge Group, Inc.	193,592	3,556,285
Total common stocks (Cost $320,129,805)		548,692,388

		Yield
Short-term investments: 2.57%
Investment companies: 2.57%
Allspring Government Money Market Fund Select Class♠∞		5.24%	14,440,155	14,440,155
Total short-term investments (Cost $14,440,155)				14,440,155
Total investments in securities (Cost $334,569,960)	100.18%			563,132,543
Other assets and liabilities, net	(0.18)			(1,002,331)
Total net assets	100.00%			$562,130,212

See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 5

Portfolio of investments—February 29, 2024 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$22,796,664	$131,828,527	$(140,185,036)	$0	$0	$14,440,155	14,440,155	$718,569
See accompanying notes to portfolio of investments
6 | Allspring Small Company Growth Portfolio

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,462,723	$0	$0	$2,462,723
Consumer discretionary	46,644,060	0	0	46,644,060
Consumer staples	28,757,930	0	0	28,757,930
Energy	7,730,359	0	0	7,730,359
Financials	66,340,888	0	0	66,340,888
Health care	118,601,024	0	0	118,601,024
Industrials	137,829,556	0	0	137,829,556
Information technology	115,687,275	0	0	115,687,275
Materials	16,311,572	0	0	16,311,572
Real estate	8,327,001	0	0	8,327,001
Short-term investments
Investment companies	14,440,155	0	0	14,440,155
Total assets	$563,132,543	$0	$0	$563,132,543
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Small Company Growth Portfolio | 7